LONG-TERM DEBT - Warrants (Details) - Silicon Valley Bank - USD ($)	1 Months Ended
	Nov. 18, 2016	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about borrowings
Effective interest rate on borrowings		12.19%	12.07%
Term Credit Loan Facility Agreement
Disclosure of detailed information about borrowings
Number of warrants granted	7,477
Exercise price of warrants	$ 42.80
Term of warrants	7 years
Fair value assigned to warrants issued	$ 167,022
Additional transaction costs	$ 220,898